Submission	Jun. 03, 2025
Submission [Line Items]
Central Index Key	0001464423
Registrant Name	PennyMac Mortgage Investment Trust
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES